Risk Management (Details 12) - BRL (R$) R$ in Thousands		Dec. 31, 2018 [1]	Dec. 31, 2017 [3]
Total Adjusted Amount
Total HQLA	[2]	R$ 140,377,669	R$ 125,596,242
Total net cash outflow	[2]	R$ 81,700,271	R$ 80,402,480
LCR (%)	[2]	171.80%	156.20%
Average Amount
Cash Outlows
Ratail funding:	[4]	R$ 235,539,799	R$ 210,005,411
Stable funding	[4]	119,809,242	135,661,528
Less stable funding	[4]	115,730,557	74,343,883
Non-collateralized wholesale funding:	[4]	125,136,835	112,474,083
Operating deposits (all counterparties) and affiliated cooperative deposits	[4]	8,648,728	8,152,936
Non-operating deposits (all counterparties)	[4]	115,864,088	103,275,838
Other non-collateralized wholesale funding	[4]	624,019	1,045,309
Collateralized wholesale funding	[4]	0	0
Additional requirements:	[4]	104,341,246	97,751,894
Related to exposure to derivatives and other collateral requirements	[4]	14,419,270	15,192,265
Related to funding losses through the issue of debt instruments	[4]	554,811	345,574
Related to lines of credit and liquidity	[4]	89,367,165	82,214,055
Other contractual obligations	[4]	33,875,647	30,492,461
Other contingent obligations	[4]	122,319,336	131,133,680
Total cash outflows	[4]	0	0
Cash Inflows
Collateralized loans	[4]	95,238,798	161,500,640
Outstanding loans whose payments are fully up-to-date	[4]	30,039,902	32,424,050
Other cash inflows	[4]	37,235,944	24,624,328
Total cash inflows	[4]	162,514,644	218,549,018
Weighted Average Amount
Informatio on the Liquidity Coverage Ratio (LCR)
Total High Quality Liquid Assets (HQLA)	[5]	140,377,669	125,596,242
Cash Outlows
Ratail funding:	[5]	21,919,302	17,749,477
Stable funding	[5]	5,990,462	6,783,076
Less stable funding	[5]	15,928,840	10,966,401
Non-collateralized wholesale funding:	[5]	50,927,871	50,716,519
Operating deposits (all counterparties) and affiliated cooperative deposits	[5]	432,436	407,647
Non-operating deposits (all counterparties)	[5]	49,871,416	49,263,563
Other non-collateralized wholesale funding	[5]	624,019	1,045,309
Collateralized wholesale funding	[5]	5,361,781	6,656,909
Additional requirements:	[5]	14,181,343	13,746,422
Related to exposure to derivatives and other collateral requirements	[5]	6,741,269	7,089,564
Related to funding losses through the issue of debt instruments	[5]	554,811	345,574
Related to lines of credit and liquidity	[5]	6,885,263	6,311,284
Other contractual obligations	[5]	31,857,396	28,811,462
Other contingent obligations	[5]	4,915,397	5,160,312
Total cash outflows	[5]	129,163,090	122,841,101
Cash Inflows
Collateralized loans	[5]	0	0
Outstanding loans whose payments are fully up-to-date	[5]	16,950,831	21,009,387
Other cash inflows	[5]	30,511,989	21,429,233
Total cash inflows	[5]	R$ 47,462,820	R$ 42,438,620

[1]	Calculated based on the simple daily average of the months that compose the quarter (61 observations);
[2]	Corresponds to the calculated value after the application of weighting factors and limits.
[3]	Calculated based on the simple average of the closing of the months that compose the quarter (3 observations);
[4]	Corresponds to the total balance related to the item of cash inflows or outflows;
[5]	Corresponds to the value after application of the weighting factors;